Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 8 ) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Total revenues	¥ 4,456,215	$ 648,129	¥ 8,363,724	¥ 8,376,099
Loss from operations	1,043,014	151,701	2,942,863	1,684,865
Net loss	1,654,240	240,599	3,450,858	2,118,969
Net loss attributable to Yingli Green Energy	¥ 1,613,281	234,642	¥ 3,318,028	¥ 2,097,654
As reported
Total revenues		4,456,215
Loss from operations		(1,043,014)
Net loss		(1,654,240)
Net loss attributable to Yingli Green Energy		$ (1,613,281)
Net loss per share | $ / shares		$ (8,880)
Amount Without Adoption of ASC Topic 606
Total revenues		$ 4,479,242
Loss from operations		(1,019,987)
Net loss		(1,631,213)
Net loss attributable to Yingli Green Energy		$ (1,590,254)
Net loss per share | $ / shares		$ (8,750)
Effect of Change Higher/(Lower)
Total revenues		$ (23,027)
Loss from operations		(23,027)
Net loss		(23,027)
Net loss attributable to Yingli Green Energy		$ (23,027)
Net loss per share | $ / shares		$ (130)